Right-of-use asset (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Right-of-use asset
$
Balance – January 1, 2019	243,818
Depreciation	(48,764)
Impairment	(67,644)
Balance – December 31, 2019	127,410